Trade Accounts and Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Trade Accounts and Other Payables [Abstract]
Creditors	$ 5,710	$ 184
Insurances	162	3
Other	107	77
Total	$ 5,979	$ 264